State Street SPDR FTSE International Government Inflation-Protected Bond ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE International Inflation-Linked Securities Select Index/DB Global Government ex-U.S. Inflation-Linked Bond Capped Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	15.46%	(0.87%)	2.44%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.17%	(2.15%)	1.26%
State Street SPDR FTSE International Government Inflation-Protected Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.88%	(1.49%)	1.84%
State Street SPDR FTSE International Government Inflation-Protected Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.28%	(3.42%)	0.59%
State Street SPDR FTSE International Government Inflation-Protected Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.74%	(1.92%)	0.92%

[1]	Prior to May 31, 2018, the FTSE International Inflation-Linked Securities Select Index was named the Citi International Inflation-Linked Securities Select Index.
[2]	Returns shown are reflective of the Index for periods beginning on the Benchmark Index Change Date and the Previous Benchmark Index for periods prior to the Benchmark Index Change Date.